SCHEDULE OF SUBSCRIPTION FINANCIAL LIABILITIES (Details)	6 Months Ended
Jun. 30, 2024 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term Remaining	3 months
Price of warrant	$ 11.27
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-Free Rate	5.33
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-Free Rate	5.48